Pension and other schemes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension and other schemes
Pension cost, contributions payable	£ 1,070	£ 471
Outstanding defined contribution pension costs	£ 220	£ 9